Summary of Significant Accounting Policies: Basis of Preparation (Policies)	12 Months Ended
Aug. 31, 2014
Policy Text Block [Abstract]
Basis of Preparation

a.  Basis of Preparation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States (US GAAP).  The Company’s fiscal year-end is August 31.